UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 333-134096

Alpine Global Premier Properties Fund

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY  10577

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (914) 251-0880

Date of fiscal year end: October 31

Date of reporting period: April 25, 2007 - June 30, 2007

Item 1 – Proxy Voting Record.

ALPINE GLOBAL PREMIER PROPERTIES FUND

The Fund held no voting securities during the period covered by this report. No records are attached.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpine Global Premier Properties Fund

By:	/s/ Sheldon R. Flamm
Sheldon R. Flamm
Principal Financial Officer

Date:	August 24, 2007